Grant Date Fair Market Value of Restricted Common Stock Awards (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012
Number of shares
Shares granted	1,392,261
Shares vested	(235,295)
Shares forfeited
Outstanding non-vested shares, end of year	1,156,966
Weighted average price
Shares granted	$ 15.84	[1]
Shares vested	$ 17.00	[1]
Shares forfeited		[1]
Outstanding nonvested shares, end of period	$ 15.61	[1]

[1]	Grant date fair value.